Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash in bank	$ 1,931,174	$ 5,559,276
Total	$ 1,931,174	$ 5,559,276